UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B Northbrook, IL 60062
(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 31, 2005 - December 31, 2005

Item 1.	Reports to Stockholders.

Annual Report

December 31, 2005

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

Anson J. Glacy, Jr., Vice President

Michael J. Velotta, Secretary and General Counsel

John C. Lounds, Senior Vice President

Steven E. Shebik, Senior Vice President and Chief Financial Officer

James P. Zils, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Bruce A. Teichner, Assistant General Counsel and Secretary

Thomas W. Evans, Senior Vice President

Susan N. Roth, Chief Compliance Officer

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contractowners of Allstate Assurance Company Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONTRACTS

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 2005. Comparative figures that relate to Separate Account B’s activities during the year of 2005 are provided below.

The accumulation value for Separate Account B increased 1.86% for the year 2005 from $15.09 at year-end 2004 to $15.37 on December 31, 2005. During this same period the S&P 500 index increased by a yield adjusted 4.91%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2005 was 155,903, down from 179,114 at year-end 2004. As a result of withdrawals and changes in the accumulation unit value, total contract owners’ equity on December 31, 2005 was $2,951,319 compared to $3,362,150 on December 31, 2004.

The major U.S. and global equity indexes finished in positive territory for the year. For 2005, the S&P 500 index finished up 4.91%, the NASDAQ increased 2.13% and the Russell 2000 index finished up 4.55%. During 2005, the Federal Reserve raised rates 25 basis points at each meeting, which resulted in a Fed Funds Rate of 4.25% as of December 31, 2005. Alan Greenspan ended his leadership of the Federal Reserve with a final increase to 4.50%, on January 31, 2006. Consumers and businesses have continued to be saddled with high energy costs, although energy costs appear to have peaked. The “housing bubble” may weigh on equity markets, along with the expected rise in interest rates. Fourth quarter earnings reports continue to show growth in corporate profits in excess of 14%, although this growth rate is expected to slow in 2006. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Allstate Assurance Company Separate Account B

Additional Information.

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

UnumProvident Corporation paid all expenses relative to the operation of the Separate Account including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Separate Account. Each Board member, other than David G. Fussell, receives an annual retainer of $4,000 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of the Separate Account’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Separate Account’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, [www.sec.gov].

Information regarding how the Separate Account voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Separate Account began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, [www.sec.gov].

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for Contractowners to call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (76) 2418 90th Street, NW Bradenton, FL 34209	Member, Board of Managers	2005-2006 28 years of service	B&B Enterprises, Partner	1	None

H. Grant Law, Jr. (59) P. O. Box 1367 Chattanooga, TN 37401-1367	Member, Board of Managers	2005-2006 14 years of service	President, Newton Chevrolet, Inc.; President, Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

The member of the Board of Managers listed below is an “interested person” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

David G. Fussell* (58) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2005-2006 11 years of service	Senior Vice President, UnumProvident Corporation, Chattanooga, Tennessee	1	None

*	Officer of PRIMCO (the investment sub-advisor of the Separate Account) and other subsidiaries within the UnumProvident Corporation holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of the Company or any of its affiliates.

AUDITED FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

As of December 31, 2005 and

For the Year Ended December 31, 2005

Allstate Assurance Company Separate Account B

Audited Financial Statements

December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners

Allstate Assurance Company Separate Account B

And Board of Directors of Allstate Assurance Company

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Allstate Assurance Company Separate Account B (“Separate Account”), as of December 31, 2005, and the related statement of operations, the statement of changes in variable annuity contract owners’ equity, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States.) Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the fund custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2005, and the results of its operations, the changes in its variable annuity contract owners’ equity and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois

February 28, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Managers and Contract Owners

Allstate Assurance Company

Separate Account B

We have audited the accompanying statement of changes in variable annuity contract owners’ equity for the period ended December 31, 2004, and the financial highlights for each of the four years in the period then ended. This financial statement and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement and supplementary information, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in its variable annuity contract owners’ equity for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Chattanooga, Tennessee

February 9, 2005

STATEMENT OF ASSETS AND LIABILITIES

Allstate Assurance Company Separate Account B

December 31, 2005
ASSETS
Common stocks—at market value (Cost: $1,701,928)	$2,963,862
Cash	3,234
Accrued dividends and interest	2,856

TOTAL ASSETS	$2,969,952

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Amounts payable for terminations and variable annuity benefits	$15,663
Management fee and other amounts due Allstate Assurance Company	2,970

TOTAL LIABILITIES	18,633

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 155,902.983; unit value: $15.370699)	2,396,338
Annuity contracts in pay-out period —(annuitization units outstanding: 36,106.454; unit value: $15.370699)	554,981

TOTAL CONTRACT OWNERS’ EQUITY	$2,951,319

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Allstate Assurance Company Separate Account B

Year Ended December 31, 2005
INVESTMENT INCOME (LOSS)
Income:
Dividends	$38,422
Expenses — Note C:
Investment advisory services	15,142
Mortality and expense assurances	21,200

36,342

NET INVESTMENT INCOME	2,080

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—NOTE A
Net realized loss from investment transactions (excluding short-term securities):
Proceeds from sales	621,268
Cost of investments sold	650,531

Net realized loss	(29,263)

Net unrealized appreciation of investments:
At end of year	1,261,934
At beginning of year	1,195,541

Increase in net unrealized appreciation of investments	66,393

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,130

INCREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$39,210

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2005	2004
BALANCE AT BEGINNING OF PERIOD	$3,362,150	$3,569,949
FROM INVESTMENT ACTIVITIES:
Net investment income	2,080	12,804
Net realized loss on investments	(29,263)	(92,131)
Increase (decrease) in net unrealized appreciation of investments	66,393	357,404

Increase (decrease) in contract owners’ equity from investment activities	39,210	278,077

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
Terminations and death benefits (Units terminated):
2005 — 23,210.710;	(339,789)	(368,887)
2004 — 26,152.761;
Variable annuity benefits paid (Number of units):
2005 — 7,521.621;	(110,252)	(116,989)

2004 — 8,311.967;
Decrease in contract owners’ equity from variable annuity contract transactions	(450,041)	(485,876)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(410,831)	(207,799)

BALANCE AT END OF PERIOD	$2,951,319	$3,362,150

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

Allstate Assurance Company Separate Account B

December 31, 2005

	Number of Shares	Market Value
COMMON STOCKS
CAPITAL GOODS (18.5%)
Corning, Inc. *	4,000	$78,640
Emerson Electric Company	800	59,760
General Electric Company	3,400	119,170
International Paper Company	1,600	53,776
Textron, Inc.	1,500	115,470
Tyco International, Ltd.	4,100	118,326

		545,142
CONSUMER GOODS (12.6%)
Lear Corporation
Lowe’s Companies, Inc.	2,300	153,318
Masco Corporation	3,000	90,570
PepsiCo, Inc.	1,300	76,804
Staples, Inc. *	2,250	51,098

		371,790
CONSUMER SERVICES (11.1%)
Comcast Corporation, Class A *	3,600	92,484
CBS Corporation, Class B	900	29,340
D.R. Horton, Inc.	1,750	62,528
Time Warner, Inc. *	4,000	69,760
Wal-Mart Stores, Inc.	1,600	74,880

		328,992
ENERGY (15.5%)
Dominion Resources, Inc.	1,250	96,500
Grant Prideco, Inc. *	2,500	110,300
Schlumberger, Ltd.	1,000	97,150
Weatherford International, Inc. *	4,200	152,040

		455,990

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2005

	Number of Shares	Market Value
COMMON STOCKS - Continued
FINANCIAL (16.9%)
Affiliated Managers Group, Inc. *	1,000	$80,250
American Express Company	2,700	138,942
American International Group, Inc.	500	34,115
Bank of America Corporation	2,000	92,300
Citigroup, Inc.	1,500	72,795
J.P. Morgan Chase and Co.	2,050	81,365

		499,767
HEALTH CARE (3.9%)
Eli Lilly and Company	500	28,295
Johnson & Johnson	764	45,916
Medtronic, Inc.	700	40,299

		114,510
TECHNOLOGY - HARDWARE (6.3%)
Cisco Systems, Inc. *	5,500	94,160
Freescale Semiconductor, Inc. Class B *	276	6,947
Intel Corporation	3,400	84,864

		185,971
TECHNOLOGY - SOFTWARE & SERVICES (11.5%)
First Data Corporation	2,000	86,020
Microsoft Corporation	4,200	109,830
Yahoo!, Inc. *	3,700	144,965

		340,815

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2005

	Number of Shares	Market Value
COMMON STOCKS - Continued
TELECOMMUNICATIONS (4.1%)
Motorola, Inc.	2,500	$56,475
Vodafone Airtouch, PLC - ADR	3,000	64,410

		120,885

TOTAL COMMON STOCK (100.4%)		2,963,862

TOTAL INVESTMENTS (100.4%)		2,963,862
CASH AND RECEIVABLES LESS LIABILITIES (-0.4%)		(12,543)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,951,319

*	Non-income producing security

ADR – American Depository Receipt

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	2005	2004	2003	2002	2001
Investment income	$0.19	$0.23	$0.11	$0.11	$0.11
Expenses	0.18	0.18	0.14	0.15	0.19

Net investment income (loss)	0.01	0.05	(0.03)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	.27	1.16	3.72	(5.07)	(1.28)

Net increase (decrease) in contract owners’ equity	.28	1.21	3.69	(5.11)	(1.36)
Net contract owners’ equity:
Beginning of year	15.09	13.88	10.19	15.30	16.66

End of year	$15.37	$15.09	$13.88	$10.19	$15.30

Ratio of expenses to average contract owners’ equity	1.20%	1.20%	1.21%	1.19%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	0.07%	0.38%	(0.25%)	(0.34%)	(0.51%)
Portfolio turnover	6%	5%	0%	1%	12%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	155,903	179,114	205,266	211,880	238,382

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2005

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,345,584 and gross unrealized losses of $83,650 at December 31, 2005. Security transactions are recorded on a trade date basis. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years ended December 31, 2005 is shown below.

Year Ended December 31, 2005
Cost of investments purchased	$182,494

Proceeds from investments sold	$621,268

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2005

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value
December 1968	1.036279
December 1969	1.080379
December 1970	1.030039
December 1971	1.178612
December 1972	1.403795
December 1973	1.126624
December 1974	0.863269
December 1975	1.022844
December 1976	1.156853
December 1977	1.064425
December 1978	1.094150
December 1979	1.219189
December 1980	1.555258
December 1981	1.473246
December 1982	1.812441
December 1983	2.132092
December 1984	2.029912
December 1985	2.480050
December 1986	2.743444
December 1987	2.734169
December 1988	3.087892
December 1989	3.812606
December 1990	3.736441
December 1991	5.036212
December 1992	5.028547
December 1993	5.646864
December 1994	5.410722
December 1995	6.908158
March 1996	7.309625
June	7.593667
September	7.851947
December	8.435567
March 1997	8.468896
June	10.238554
September	11.146167
December	11.384926
March 1998	12.975484
June	13.465013
September	11.758633
December	15.192155
March 1999	15.889579
June	17.218781
September	15.844714
December	19.180992
March 2000	19.749348
June	19.048870
September	17.707495
December	16.659801
March 2001	14.835643
June	16.233254
September	13.226137
December	15.297123
March 2002	14.625826
June	12.053638
September	9.364676
December	10.188983
March 2003	9.728625
June	11.721042
September	12.329500
December	13.879698
March 2004	14.120048
June	14.422906
September	13.795096
December	15.094382
January 2005	14.598622
February	14.620994
March	14.304578
April	13.934694
May	14.405943
June	14.363421
July	14.905375
August	14.853485
September	14.795618
October	14.711795
November	15.388365
December	15.370699

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1995, on the last valuation day of each quarter from March 1996 through December 2004, and on the last valuation day of each month beginning January 2005. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Separate Account has assets of under $3 million. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of the Separate Account consists of independent directors that control 2/3 of the Board. The Committee receives quarterly reports on the transactions in the Separate Account. Because of the nature of the Separate Account’s business there are no sensitive accounting statements used in preparation of the financial statements of the Separate Account.

Item 4.	Principal Accountant Fees and Services.

All fees relating to audit services performed for the Separate Account are paid by UnumProvident Corporation.

Audit Fees – Deloitte & Touche LLP billed UnumProvident Corporation $40,000.00 for the audit of the financial statements of the Separate Account for 2005 and Ernst & Young LLP billed UnumProvident Corporation $15,100.00 for the audit of the financial statements of the Separate Account for 2004.

Audit-Related Fees –The aggregate fees for audit related services rendered by Ernst & Young LLP to the Separate Account, PRIMCO, or to the investment advisor or any entity controlling, controlled by or under common control with the investment advisor in 2005 and 2004 were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Separate Account for fiscal years ended December 31, 2005 and December 31, 2004, were $0.00 and $0.00.

All Other Fees – The aggregate fees rendered by Ernst & Young LLP to the Separate Account, PRIMCO, or to the investment advisor or any entity controlling, controlled by or under common control with the investment advisor for such services to the Separate Account in 2005 and 2004 were $0.00 and $0.00.

Item 5.	Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

Schedule of investments is included as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)

Month #2 (identify beginning and ending dates)

Month #3 (identify beginning and ending dates)

Month #4 (identify beginning and ending dates)

Month #5 (identify beginning and ending dates)

Month #6 (identify beginning and ending dates)

Total

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2006.